UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3329

Variable Insurance Products Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
High Income Portfolio

March 31, 2012

1.799878.108

VIPHI-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 85.9%
	Principal Amount	Value
Aerospace - 0.7%
BE Aerospace, Inc. 6.875% 10/1/20	$ 2,105,000	$ 2,299,713
Huntington Ingalls Industries, Inc. 6.875% 3/15/18	6,285,000	6,662,100
		8,961,813
Air Transportation - 1.7%
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	3,337,363	3,537,605
6.75% 9/15/15 (c)	4,090,000	4,095,317
Continental Airlines, Inc. 9.25% 5/10/17	901,092	977,685
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16	1,985,000	1,905,600
6.75% 11/23/15	1,985,000	1,935,375
8.021% 8/10/22	1,776,600	1,812,132
8.954% 8/10/14	1,548,039	1,548,039
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	706,483	699,418
United Air Lines, Inc. 9.875% 8/1/13 (c)	725,000	761,250
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	2,598,479	2,572,495
9.75% 1/15/17	2,041,297	2,342,388
12% 1/15/16 (c)	676,093	733,561
		22,920,865
Automotive - 6.7%
American Axle & Manufacturing, Inc. 7.75% 11/15/19	4,035,000	4,277,100
Chrysler Group LLC/CG Co.-Issuer, Inc.:
8% 6/15/19	6,970,000	7,004,850
8.25% 6/15/21	7,665,000	7,722,488
Dana Holding Corp.:
6.5% 2/15/19	1,995,000	2,114,700
6.75% 2/15/21	1,710,000	1,812,600
Delphi Corp.:
5.875% 5/15/19 (c)	8,625,000	9,077,813
6.125% 5/15/21 (c)	1,475,000	1,563,500
Ford Motor Co. 7.45% 7/16/31	8,615,000	10,531,838
Ford Motor Credit Co. LLC:
3.875% 1/15/15	6,975,000	7,043,090
4.25% 2/3/17	3,465,000	3,502,242
5% 5/15/18	7,600,000	7,872,506
5.875% 8/2/21	4,145,000	4,470,756
6.625% 8/15/17	3,200,000	3,536,000
7% 4/15/15	2,250,000	2,452,500
8% 12/15/16	4,870,000	5,683,290
12% 5/15/15	3,495,000	4,316,325

	Principal Amount	Value
General Motors Financial Co., Inc. 6.75% 6/1/18	$ 3,685,000	$ 3,878,463
Tenneco, Inc.:
6.875% 12/15/20	1,930,000	2,055,450
7.75% 8/15/18	1,685,000	1,807,163
		90,722,674
Banks & Thrifts - 0.4%
Ally Financial, Inc.:
3.71% 2/11/14 (e)	3,805,000	3,738,413
5.5% 2/15/17	2,260,000	2,260,000
		5,998,413
Broadcasting - 1.6%
Allbritton Communications Co. 8% 5/15/18	2,205,000	2,348,325
Univision Communications, Inc.:
6.875% 5/15/19 (c)	6,165,000	6,226,650
7.875% 11/1/20 (c)	1,180,000	1,239,000
8.5% 5/15/21 (c)	9,605,000	9,460,925
UPC Holding BV 9.875% 4/15/18 (c)	1,630,000	1,801,150
		21,076,050
Building Materials - 1.3%
Building Materials Corp. of America:
6.75% 5/1/21 (c)	3,680,000	3,919,200
6.875% 8/15/18 (c)	4,490,000	4,736,950
Griffon Corp. 7.125% 4/1/18	3,220,000	3,324,650
Headwaters, Inc. 7.625% 4/1/19	4,205,000	4,110,388
Masco Corp. 5.95% 3/15/22	1,065,000	1,067,478
USG Corp. 7.875% 3/30/20 (c)(d)	970,000	974,850
		18,133,516
Cable TV - 4.2%
Cablevision Systems Corp.:
7.75% 4/15/18	1,340,000	1,398,558
8.625% 9/15/17	1,000,000	1,086,300
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	9,435,000	9,765,225
6.625% 1/31/22	2,470,000	2,568,800
7% 1/15/19	8,330,000	8,829,800
7.25% 10/30/17	7,685,000	8,222,950
7.875% 4/30/18	985,000	1,063,800
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (c)	11,730,000	12,551,064
CSC Holdings LLC:
6.75% 11/15/21 (c)	1,205,000	1,275,734
8.625% 2/15/19	215,000	247,250
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (c)	530,000	549,875
Insight Communications, Inc. 9.375% 7/15/18 (c)	1,571,000	1,790,940
Nonconvertible Bonds - continued
	Principal Amount	Value
Cable TV - continued
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (c)	$ 950,000	$ 1,028,375
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 8.125% 12/1/17 (c)	490,000	529,200
UPCB Finance III Ltd. 6.625% 7/1/20 (c)	2,710,000	2,764,200
UPCB Finance V Ltd. 7.25% 11/15/21 (c)	1,430,000	1,506,791
UPCB Finance VI Ltd. 6.875% 1/15/22 (c)	1,325,000	1,368,063
		56,546,925
Capital Goods - 0.8%
Amsted Industries, Inc. 8.125% 3/15/18 (c)	3,960,000	4,237,200
JB Poindexter & Co., Inc. 9% 4/1/22 (c)	2,740,000	2,808,500
Terex Corp. 6.5% 4/1/20	3,210,000	3,234,075
		10,279,775
Chemicals - 1.6%
Celanese US Holdings LLC 6.625% 10/15/18	1,030,000	1,102,100
INEOS Finance PLC 8.375% 2/15/19 (c)	865,000	914,738
Kinove German Bondco GmbH 9.625% 6/15/18 (c)	1,555,000	1,617,200
Lyondell Chemical Co.:
8% 11/1/17	847,000	952,875
11% 5/1/18	3,633,441	4,014,952
LyondellBasell Industries NV:
5% 4/15/19 (c)(d)	3,195,000	3,198,834
5.75% 4/15/24 (c)(d)	3,195,000	3,187,013
6% 11/15/21 (c)	1,005,000	1,060,275
NOVA Chemicals Corp. 3.7836% 11/15/13 (e)	5,325,000	5,311,688
		21,359,675
Consumer Products - 0.2%
NBTY, Inc. 9% 10/1/18	2,690,000	2,938,825
Prestige Brands, Inc. 8.125% 2/1/20 (c)	230,000	248,400
		3,187,225
Containers - 2.3%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (c)	1,415,000	1,514,050
Ball Corp. 5% 3/15/22	2,780,000	2,793,900
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
7.875% 8/15/19 (c)	6,625,000	7,088,750
9% 5/15/18 (c)	4,275,000	4,242,938

	Principal Amount	Value
9.875% 8/15/19 (c)	$ 2,715,000	$ 2,769,300
9.875% 8/15/19 (c)	1,040,000	1,060,800
Sealed Air Corp.:
8.125% 9/15/19 (c)	5,645,000	6,223,613
8.375% 9/15/21 (c)	4,900,000	5,488,000
		31,181,351
Diversified Financial Services - 7.3%
Aircastle Ltd.:
6.75% 4/15/17 (c)	2,030,000	2,030,000
7.625% 4/15/20 (c)	910,000	910,000
9.75% 8/1/18	2,575,000	2,858,250
9.75% 8/1/18 (c)	1,155,000	1,282,050
CIT Group, Inc.:
4.75% 2/15/15 (c)	3,100,000	3,127,361
5.25% 3/15/18	2,125,000	2,140,938
5.5% 2/15/19 (c)	4,280,000	4,365,600
7% 5/4/15 (c)	6,468,000	6,476,085
7% 5/2/16 (c)	7,645,000	7,664,113
7% 5/2/17 (c)	4,047,000	4,057,117
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	6,595,000	6,825,825
8% 1/15/18	9,020,000	9,380,800
8% 1/15/18 (c)	2,825,000	2,938,000
ILFC E-Capital Trust II 6.25% 12/21/65 (c)(e)	1,275,000	867,000
International Lease Finance Corp.:
4.875% 4/1/15	3,400,000	3,366,000
5.65% 6/1/14	1,315,000	1,338,013
5.75% 5/15/16	8,055,000	8,034,863
6.25% 5/15/19	2,245,000	2,215,992
8.625% 9/15/15	6,070,000	6,646,650
8.625% 1/15/22	3,855,000	4,298,325
8.75% 3/15/17	2,110,000	2,352,650
8.875% 9/1/17	3,235,000	3,590,850
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (c)	4,030,000	4,130,750
Reliance Intermediate Holdings LP 9.5% 12/15/19 (c)	3,055,000	3,375,775
Reynolds Group DL Escrow LLC 8.75% 10/15/16 (c)	1,000,000	1,055,000
SLM Corp.:
6% 1/25/17	1,345,000	1,395,438
7.25% 1/25/22	1,445,000	1,491,963
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (c)(e)	870,000	915,675
		99,131,083
Diversified Media - 0.9%
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18	3,900,000	4,290,000
11.5% 5/1/16	1,445,000	1,665,363
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Media - continued
Quebecor Media, Inc.:
7.75% 3/15/16	$ 4,350,000	$ 4,437,000
7.75% 3/15/16	1,955,000	1,994,100
		12,386,463
Electric Utilities - 6.8%
Atlantic Power Corp. 9% 11/15/18 (c)	6,740,000	6,824,250
Calpine Construction Finance Co. LP 8% 6/1/16 (c)	5,775,000	6,193,688
CMS Energy Corp. 5.05% 3/15/22	2,135,000	2,148,365
Dolphin Subsidiary II, Inc.:
6.5% 10/15/16 (c)	7,095,000	7,627,125
7.25% 10/15/21 (c)	2,295,000	2,547,450
GenOn Energy, Inc.:
9.5% 10/15/18	3,310,000	3,045,200
9.875% 10/15/20	1,465,000	1,333,150
InterGen NV 9% 6/30/17 (c)	4,225,000	4,446,813
IPALCO Enterprises, Inc. 5% 5/1/18	1,435,000	1,438,588
Mirant Americas Generation LLC:
8.5% 10/1/21	7,395,000	6,507,600
9.125% 5/1/31	6,570,000	5,650,200
NSG Holdings II, LLC 7.75% 12/15/25 (c)	10,695,000	10,748,475
NV Energy, Inc. 6.25% 11/15/20	4,295,000	4,661,119
Otter Tail Corp. 9% 12/15/16	2,460,000	2,669,100
Puget Energy, Inc. 6.5% 12/15/20	3,975,000	4,337,918
RRI Energy, Inc. 7.625% 6/15/14	6,280,000	6,327,100
The AES Corp.:
7.375% 7/1/21 (c)	5,145,000	5,685,225
7.75% 10/15/15	3,745,000	4,166,313
8% 10/15/17	1,515,000	1,700,588
9.75% 4/15/16	3,010,000	3,521,700
		91,579,967
Energy - 11.6%
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	2,140,000	2,137,325
6.5% 5/20/21	1,162,000	1,179,430
Antero Resources Finance Corp.:
7.25% 8/1/19 (c)	1,845,000	1,881,900
9.375% 12/1/17	4,215,000	4,531,125
Berry Petroleum Co. 6.375% 9/15/22	3,610,000	3,700,250
Calfrac Holdings LP 7.5% 12/1/20 (c)	4,440,000	4,473,300
Chesapeake Energy Corp. 6.125% 2/15/21	2,625,000	2,611,875
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21 (c)	615,000	611,925
6.125% 7/15/22 (c)	1,745,000	1,745,000

	Principal Amount	Value
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (c)	$ 1,680,000	$ 1,667,400
Continental Resources, Inc. 5% 9/15/22 (c)	2,505,000	2,511,263
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (c)	2,315,000	2,369,981
Denbury Resources, Inc. 6.375% 8/15/21	2,550,000	2,683,875
Edgen Murray Corp. 12.25% 1/15/15	4,760,000	4,819,500
Energy Transfer Equity LP 7.5% 10/15/20	2,930,000	3,252,300
Expro Finance Luxembourg SCA 8.5% 12/15/16 (c)	6,755,000	6,577,681
Exterran Holdings, Inc. 7.25% 12/1/18	7,855,000	7,540,800
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	3,119,000	2,799,303
Forbes Energy Services Ltd. 9% 6/15/19	4,680,000	4,574,700
Frac Tech Services LLC/Frac Tech Finance, Inc. 7.625% 11/15/18 (c)	1,455,000	1,520,475
Frontier Oil Corp.:
6.875% 11/15/18	1,245,000	1,294,800
8.5% 9/15/16	2,700,000	2,868,750
Gulfmark Offshore, Inc. 6.375% 3/15/22 (c)	1,470,000	1,473,675
Hornbeck Offshore Services, Inc.:
5.875% 4/1/20 (c)	1,400,000	1,403,500
8% 9/1/17	215,000	231,125
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21	1,415,000	1,358,400
7% 10/1/18	3,155,000	3,068,238
Key Energy Services, Inc. 6.75% 3/1/21 (c)	830,000	844,525
Kinder Morgan Finance Co. LLC 6% 1/15/18 (c)	6,445,000	6,767,250
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19 (c)	2,895,000	2,793,675
7.75% 2/1/21	2,390,000	2,479,625
8.625% 4/15/20	3,055,000	3,291,763
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.25% 6/15/22	3,830,000	4,021,500
McJunkin Red Man Corp. 9.5% 12/15/16	7,965,000	8,642,025
Offshore Group Investment Ltd. 11.5% 8/1/15	4,390,000	4,818,025
Oil States International, Inc. 6.5% 6/1/19	3,995,000	4,194,750
Pan American Energy LLC 7.875% 5/7/21 (c)	6,345,000	6,170,513
PetroBakken Energy Ltd. 8.625% 2/1/20 (c)	2,015,000	2,105,675
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Petrohawk Energy Corp.:
6.25% 6/1/19	$ 2,280,000	$ 2,582,100
7.25% 8/15/18	1,685,000	1,925,113
10.5% 8/1/14	725,000	804,243
Petroleum Geo-Services ASA 7.375% 12/15/18 (c)	3,225,000	3,362,063
Pioneer Natural Resources Co. 6.65% 3/15/17	3,365,000	3,819,275
Precision Drilling Corp.:
6.5% 12/15/21 (c)	290,000	303,050
6.625% 11/15/20	2,505,000	2,623,988
Quicksilver Resources, Inc.:
7.125% 4/1/16	5,325,000	4,845,750
11.75% 1/1/16	2,250,000	2,373,750
Range Resources Corp. 5% 8/15/22	1,770,000	1,752,300
Samson Investment Co. 9.75% 2/15/20 (c)	3,400,000	3,442,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.375% 8/1/22 (c)	800,000	808,000
6.875% 2/1/21	900,000	945,000
7.875% 10/15/18	2,660,000	2,846,200
WPX Energy, Inc.:
5.25% 1/15/17 (c)	1,400,000	1,393,000
6% 1/15/22 (c)	2,210,000	2,193,425
		157,036,979
Environmental - 0.5%
Covanta Holding Corp. 7.25% 12/1/20	6,440,000	6,928,532
Food & Drug Retail - 1.4%
Rite Aid Corp.:
9.25% 3/15/20 (c)	4,135,000	4,197,025
9.375% 12/15/15	4,530,000	4,597,950
9.5% 6/15/17	10,170,000	10,170,000
		18,964,975
Food/Beverage/Tobacco - 0.5%
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (c)	1,000,000	1,025,000
Post Holdings, Inc. 7.375% 2/15/22 (c)	1,350,000	1,414,125
US Foodservice, Inc. 8.5% 6/30/19 (c)	3,990,000	4,049,850
		6,488,975
Gaming - 4.3%
Ameristar Casinos, Inc. 7.5% 4/15/21	3,720,000	3,906,000
Chukchansi Economic Development Authority 8% 11/15/13 (c)	1,450,000	1,036,750

	Principal Amount	Value
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16	$ 4,240,000	$ 4,473,200
7.625% 1/15/16 (c)	2,755,000	2,892,750
11.5% 1/15/17 pay-in-kind (e)	5,277,559	5,703,575
MGM Mirage, Inc.:
6.625% 7/15/15	8,205,000	8,451,150
6.75% 4/1/13	1,140,000	1,179,900
7.5% 6/1/16	2,600,000	2,678,000
7.625% 1/15/17	10,930,000	11,285,225
7.75% 3/15/22	2,720,000	2,767,600
8.625% 2/1/19 (c)	4,135,000	4,465,800
10% 11/1/16	3,185,000	3,559,238
11.375% 3/1/18	3,150,000	3,732,750
Pinnacle Entertainment, Inc. 7.75% 4/1/22	485,000	506,825
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20	1,895,000	2,070,288
		58,709,051
Healthcare - 5.3%
Community Health Systems, Inc. 8.875% 7/15/15	1,627,000	1,685,979
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18	1,350,000	1,107,000
10.875% 11/15/14	4,365,000	4,419,563
Emergency Medical Services Corp. 8.125% 6/1/19	5,100,000	5,240,250
Endo Pharmaceuticals Holdings, Inc. 7% 7/15/19	3,290,000	3,520,300
Fresenius Medical Care US Finance II, Inc. 5.625% 7/31/19 (c)	3,265,000	3,371,113
HCA, Inc.:
5.875% 3/15/22	1,115,000	1,112,213
6.5% 2/15/20	1,070,000	1,119,434
9.875% 2/15/17	1,032,000	1,124,880
HealthSouth Corp. 7.25% 10/1/18	4,470,000	4,771,725
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19	8,105,000	7,861,850
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	2,595,000	2,714,889
Mylan, Inc.:
6% 11/15/18 (c)	2,000,000	2,085,000
7.625% 7/15/17 (c)	1,255,000	1,386,775
Omega Healthcare Investors, Inc. 6.75% 10/15/22	4,540,000	4,789,700
Rural/Metro Corp. 10.125% 7/15/19 (c)	1,055,000	960,050
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	6,590,000	6,968,925
Senior Housing Properties Trust 6.75% 4/15/20	2,640,000	2,787,349
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
Valeant Pharmaceuticals International:
6.5% 7/15/16 (c)	$ 6,275,000	$ 6,384,813
6.75% 8/15/21 (c)	1,325,000	1,288,563
6.875% 12/1/18 (c)	4,655,000	4,701,550
7% 10/1/20 (c)	375,000	375,000
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (c)	2,345,000	2,204,300
		71,981,221
Homebuilders/Real Estate - 3.1%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	4,380,000	4,653,750
KB Home:
7.25% 6/15/18	7,170,000	6,883,200
8% 3/15/20	435,000	426,300
Lennar Corp.:
5.6% 5/31/15	545,000	568,163
6.95% 6/1/18	2,515,000	2,665,900
12.25% 6/1/17	1,600,000	2,048,000
Realogy Corp.:
7.625% 1/15/20 (c)	3,475,000	3,631,375
7.875% 2/15/19 (c)	4,425,000	4,436,063
Standard Pacific Corp.:
8.375% 5/15/18	9,650,000	10,253,125
8.375% 1/15/21	2,375,000	2,475,938
10.75% 9/15/16	2,405,000	2,765,750
Toll Brothers Finance Corp. 5.875% 2/15/22	1,560,000	1,595,100
		42,402,664
Hotels - 0.9%
FelCor Lodging LP 6.75% 6/1/19	5,535,000	5,590,350
Host Hotels & Resorts LP:
5.875% 6/15/19	2,165,000	2,284,075
6% 10/1/21 (c)	1,180,000	1,256,700
9% 5/15/17	2,195,000	2,425,475
		11,556,600
Leisure - 1.2%
Equinox Holdings, Inc. 9.5% 2/1/16 (c)	5,570,000	5,956,419
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	3,920,000	4,282,600
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	1,815,000	1,962,378
yankee 7.25% 6/15/16	2,445,000	2,652,825
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15	809,000	879,174
		15,733,396
Metals/Mining - 2.2%
Boart Longyear Management Pty Ltd. 7% 4/1/21 (c)	2,060,000	2,183,600

	Principal Amount	Value
CONSOL Energy, Inc.:
8% 4/1/17	$ 2,640,000	$ 2,772,000
8.25% 4/1/20	1,760,000	1,848,000
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (c)	3,145,000	3,129,275
7% 11/1/15 (c)	8,120,000	8,262,100
8.25% 11/1/19 (c)	5,450,000	5,708,875
Vedanta Resources PLC:
6.75% 6/7/16 (c)	5,180,000	4,817,400
8.25% 6/7/21 (c)	760,000	703,000
		29,424,250
Restaurants - 0.3%
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20 (c)	4,035,000	4,418,325
Services - 2.9%
ARAMARK Corp.:
4.0469% 2/1/15 (e)	7,820,000	7,761,350
8.5% 2/1/15	3,080,000	3,157,000
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (c)(e)	5,580,000	5,712,246
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14	1,096,000	1,101,480
7.75% 5/15/16	3,025,000	3,108,188
FTI Consulting, Inc. 6.75% 10/1/20	3,100,000	3,262,750
Hertz Corp.:
6.75% 4/15/19	4,560,000	4,708,200
6.75% 4/15/19 (c)	2,850,000	2,935,500
7.5% 10/15/18	7,205,000	7,637,300
		39,384,014
Shipping - 1.7%
Navios Maritime Holdings, Inc. 8.875% 11/1/17	1,725,000	1,781,063
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	475,000	315,281
8.125% 3/30/18	2,895,000	2,113,350
Ship Finance International Ltd. 8.5% 12/15/13	10,800,000	10,746,000
Swift Services Holdings, Inc. 10% 11/15/18	7,095,000	7,733,550
		22,689,244
Steel - 1.6%
Essar Steel Algoma, Inc. 9.375% 3/15/15 (c)	5,215,000	5,384,488
JMC Steel Group, Inc. 8.25% 3/15/18 (c)	3,970,000	4,128,800
Severstal Columbus LLC 10.25% 2/15/18	5,610,000	6,002,700
Steel Dynamics, Inc.:
6.75% 4/1/15	945,000	959,175
Nonconvertible Bonds - continued
	Principal Amount	Value
Steel - continued
Steel Dynamics, Inc.: - continued
7.625% 3/15/20	$ 3,335,000	$ 3,601,800
Tube City IMS Corp. 9.75% 2/1/15	1,695,000	1,741,613
		21,818,576
Super Retail - 1.7%
AutoNation, Inc. 5.5% 2/1/20	1,260,000	1,275,750
J. Crew Group, Inc. 8.125% 3/1/19	3,975,000	4,044,563
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (c)	7,585,000	8,343,500
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17	6,795,000	7,049,813
Toys 'R' Us, Inc. 7.375% 9/1/16 (c)	2,740,000	2,781,100
		23,494,726
Technology - 2.9%
Amkor Technology, Inc.:
6.625% 6/1/21	1,670,000	1,726,363
7.375% 5/1/18	4,830,000	5,168,100
CDW LLC/CDW Finance Corp. 8.5% 4/1/19	4,650,000	4,940,625
Lawson Software, Inc. 9.375% 4/1/19 (c)	810,000	838,350
Lucent Technologies, Inc.:
6.45% 3/15/29	6,625,000	5,233,750
6.5% 1/15/28	4,915,000	3,845,988
Sanmina-SCI Corp. 7% 5/15/19 (c)	6,455,000	6,519,550
Seagate HDD Cayman 6.875% 5/1/20	1,345,000	1,430,744
Spansion LLC 7.875% 11/15/17	5,850,000	5,645,250
SunGard Data Systems, Inc.:
7.375% 11/15/18	595,000	632,188
10.25% 8/15/15	3,080,000	3,195,500
		39,176,408
Telecommunications - 7.2%
Digicel Group Ltd.:
7% 2/15/20 (c)	295,000	300,163
8.25% 9/1/17 (c)	5,395,000	5,705,213
8.875% 1/15/15 (c)	7,580,000	7,731,600
9.125% 1/15/15 pay-in-kind (c)(e)	4,447,000	4,535,940
Equinix, Inc. 8.125% 3/1/18	2,745,000	3,033,225
Intelsat Jackson Holdings SA 9.5% 6/15/16	6,365,000	6,651,425
Intelsat Ltd. 11.25% 6/15/16	1,920,000	2,020,800
Intelsat Luxembourg SA:
11.25% 2/4/17	6,035,000	6,268,856
11.5% 2/4/17 pay-in-kind (c)(e)	2,730,000	2,839,200
11.5% 2/4/17 pay-in-kind (e)	12,031,864	12,513,139

	Principal Amount	Value
Nextel Communications, Inc.:
5.95% 3/15/14	$ 6,435,000	$ 6,435,000
7.375% 8/1/15	5,195,000	5,013,175
NII Capital Corp. 7.625% 4/1/21	2,385,000	2,343,263
Sprint Capital Corp. 8.75% 3/15/32	670,000	574,525
Sprint Nextel Corp.:
6% 12/1/16	12,360,000	11,031,300
9% 11/15/18 (c)	1,505,000	1,651,738
U.S. West Communications 7.5% 6/15/23	9,460,000	9,507,300
VimpelCom Holdings BV:
6.2546% 3/1/17 (c)	3,940,000	3,915,375
7.5043% 3/1/22 (c)	2,805,000	2,703,319
Wind Acquisition Finance SA 7.25% 2/15/18 (c)	1,655,000	1,559,838
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (c)(e)	1,349,105	1,159,069
		97,493,463
Textiles & Apparel - 0.1%
Hanesbrands, Inc. 6.375% 12/15/20	1,535,000	1,573,375
TOTAL NONCONVERTIBLE BONDS (Cost $1,115,530,497)		1,162,740,569
Commercial Mortgage Securities - 0.0%

LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.1091% 4/25/21 (e) (Cost $0)	27,330	19,328
Common Stocks - 0.1%
	Shares
Telecommunications - 0.1%
CUI Acquisition Corp. Class E (c)	1	873,375
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(f)	48,889	397,468
TOTAL COMMON STOCKS (Cost $3,248,508)		1,270,843
Convertible Preferred Stocks - 0.4%

Automotive - 0.4%
General Motors Co. 4.75% (Cost $5,336,226)	111,200	4,653,720
Floating Rate Loans - 7.7%
	Principal Amount	Value
Air Transportation - 0.9%
Delta Air Lines, Inc. Tranche B, term loan 5.5% 4/20/17 (e)	$ 7,289,913	$ 7,235,238
US Airways Group, Inc. term loan 2.7418% 3/23/14 (e)	5,541,187	5,111,745
		12,346,983
Automotive - 1.1%
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (e)	8,783,475	8,926,207
Federal-Mogul Corp.:
Tranche B, term loan 2.1775% 12/27/14 (e)	3,598,922	3,454,965
Tranche C, term loan 2.1775% 12/27/15 (e)	2,421,782	2,318,856
		14,700,028
Broadcasting - 0.5%
Univision Communications, Inc. term loan 4.4913% 3/31/17 (e)	6,722,026	6,234,679
Cable TV - 0.4%
Harron Communications LP Tranche B, term loan 6% 10/6/17 (e)	3,019,013	3,015,239
Kabel Deutschland GmbH Tranche F, term loan 4.25% 2/1/19 (e)	420,000	419,475
UPC Broadband Holding BV Tranche AB, term loan 4.75% 12/31/17 (e)	1,640,000	1,637,950
		5,072,664
Capital Goods - 0.4%
Colfax Corp. Tranche B, term loan 4.5% 9/12/18 (e)	3,436,388	3,440,683
SRAM LLC.:
2nd LN, term loan 8.5% 12/7/18 (e)	480,000	482,400
Tranche B 1LN, term loan 4.7526% 6/7/18 (e)	1,400,722	1,400,722
		5,323,805
Chemicals - 0.2%
Arizona Chemical Tranche B, term loan 7.25% 12/22/17 (e)	1,166,091	1,185,040
Ashland, Inc. Tranche B, term loan 3.75% 8/23/18 (e)	1,022,202	1,023,480
PL Propylene LLC Tranche B, term loan 7% 3/20/17 (e)	275,000	276,375
		2,484,895
Consumer Products - 0.2%
Visant Corp. Tranche B, term loan 5.25% 12/22/16 (e)	2,849,186	2,770,833
Containers - 0.4%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (e)	1,523,734	1,523,734

	Principal Amount	Value
Tranche 2LN, term loan 10% 9/2/16 (e)	$ 2,070,000	$ 2,070,000
Sealed Air Corp. Tranche B, term loan 4.75% 10/3/18 (e)	2,171,925	2,196,359
		5,790,093
Diversified Financial Services - 0.2%
Flying Fortress, Inc. Tranche 3, term loan 5% 6/30/17 (e)	2,310,000	2,324,553
Electric Utilities - 0.0%
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (e)	663,300	664,162
Energy - 0.7%
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/30/18 (e)	1,810,000	1,837,150
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (e)	2,660,000	2,606,800
FTS International, LLC Tranche B, term loan 6.25% 5/6/16 (e)	5,050,194	5,037,569
		9,481,519
Food & Drug Retail - 0.1%
SUPERVALU, Inc. Tranche B 3LN, term loan 4.5% 4/29/18 (e)	2,064,150	2,058,990
Gaming - 0.1%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (e)	1,331,550	1,331,550
Healthcare - 0.8%
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (e)	3,242,250	3,242,250
Endo Pharmaceuticals Holdings, Inc. Tranche B, term loan 4% 6/17/18 (e)	394,859	394,859
HCA, Inc. Tranche B2, term loan 3.7197% 3/31/17 (e)	3,135,000	3,080,138
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (e)	3,988,022	3,948,141
		10,665,388
Insurance - 0.8%
Asurion Corp.:
Tranche 1ST LIEN, term loan 5.5% 5/24/18 (e)	2,735,227	2,707,875
Tranche 2ND LIEN, term loan 9% 5/24/19 (e)	5,360,000	5,433,968
Lonestar Inter Super Hld LLC term loan 11% 9/2/19 (e)	2,760,000	2,815,200
		10,957,043
Publishing/Printing - 0.1%
Getty Images, Inc. Tranche B 1LN, term loan 4.2206% 11/5/15 (e)	1,015,000	1,020,075
Newsday LLC term loan 10.5% 8/1/13	925,000	950,438
		1,970,513
Floating Rate Loans - continued
	Principal Amount	Value
Services - 0.2%
U.S. Foodservice term loan 5.75% 3/31/17 (e)	$ 2,791,800	$ 2,781,331
Steel - 0.2%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (e)	3,041,282	3,041,282
Super Retail - 0.3%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (e)	3,335,000	3,322,494
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (e)	480,200	479,000
		3,801,494
Telecommunications - 0.1%
Intelsat Jackson Holdings SA term loan 3.2418% 2/1/14 (e)	830,000	813,400
TOTAL FLOATING RATE LOANS (Cost $102,624,031)		104,615,205
Money Market Funds - 5.7%
	Shares
Fidelity Cash Central Fund, 0.14% (b) (Cost $77,081,139)	77,081,139	77,081,139
Cash Equivalents - 0.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.06%, dated 3/30/12 due 4/2/12 (Collateralized by U.S. Government Obligations) # (Cost $2,792,000)	$ 2,792,015	$ 2,792,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,306,612,401)		1,353,172,804
NET OTHER ASSETS (LIABILITIES) - 0.0%		329,220
NET ASSETS - 100%		$ 1,353,502,024
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $413,261,307 or 30.5% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $397,468 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 1,974,627
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,792,000 due 4/02/12 at 0.06%
Barclays Capital, Inc.	$ 773,638
Merrill Lynch, Pierce, Fenner & Smith, Inc.	563,923
UBS Securities LLC	1,454,439
$ 2,792,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,471
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,051,188	$ 4,653,720	$ -	$ 397,468
Telecommunication Services	873,375	-	-	873,375
Corporate Bonds	1,162,740,569	-	1,162,740,569	-
Commercial Mortgage Securities	19,328	-	-	19,328
Floating Rate Loans	104,615,205	-	104,615,205	-
Money Market Funds	77,081,139	77,081,139	-	-
Cash Equivalents	2,792,000	-	2,792,000	-
Total Investments in Securities:	$ 1,353,172,804	$ 81,734,859	$ 1,270,147,774	$ 1,290,171
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,277,779
Total Realized Gain (Loss)	575
Total Unrealized Gain (Loss)	12,711
Cost of Purchases	-
Proceeds of Sales	(1,386)
Amortization/Accretion	492
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,290,171
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ 12,711

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $1,299,514,598. Net unrealized appreciation aggregated $53,658,206, of which $64,613,257 related to appreciated investment securities and $10,955,051 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Equity-Income Portfolio

March 31, 2012

1.799856.108

VIPEI-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.9%
	Shares	Value
CONSUMER DISCRETIONARY - 7.3%
Distributors - 0.2%
Li & Fung Ltd.	4,554,000	$ 10,450,227
Hotels, Restaurants & Leisure - 0.5%
Einstein Noah Restaurant Group, Inc.	168,113	2,508,246
McDonald's Corp.	283,351	27,796,733
		30,304,979
Household Durables - 0.7%
KB Home	570,948	5,081,437
Lennar Corp. Class A	724,466	19,690,986
PulteGroup, Inc. (a)	1,590,668	14,077,412
		38,849,835
Leisure Equipment & Products - 0.3%
Hasbro, Inc.	463,766	17,029,488
Universal Entertainment Corp. (d)	34,400	772,416
		17,801,904
Media - 4.0%
Comcast Corp. Class A	4,755,428	142,710,394
The Walt Disney Co.	347,635	15,219,460
Time Warner, Inc.	1,970,774	74,396,719
		232,326,573
Multiline Retail - 1.2%
Target Corp.	1,212,628	70,659,834
Specialty Retail - 0.4%
Destination Maternity Corp.	167,149	3,103,957
Lowe's Companies, Inc.	647,678	20,324,136
		23,428,093
TOTAL CONSUMER DISCRETIONARY		423,821,445
CONSUMER STAPLES - 11.8%
Beverages - 2.5%
Anheuser-Busch InBev SA NV	446,981	32,551,876
Beam, Inc.	167,635	9,818,382
PepsiCo, Inc.	1,012,352	67,169,555
The Coca-Cola Co.	470,633	34,831,548
		144,371,361
Food & Staples Retailing - 1.7%
Safeway, Inc. (d)	879,562	17,775,948
Sysco Corp.	504,500	15,064,370
Wal-Mart Stores, Inc.	782,395	47,882,574
Walgreen Co.	571,764	19,148,376
		99,871,268
Food Products - 1.1%
Danone	408,100	28,464,932
Green Mountain Coffee Roasters, Inc. (a)	169,886	7,957,460
Kellogg Co.	506,270	27,151,260
		63,573,652

	Shares	Value
Household Products - 3.5%
Kimberly-Clark Corp.	622,722	$ 46,012,929
Procter & Gamble Co.	2,184,926	146,848,876
Reckitt Benckiser Group PLC	195,401	11,042,176
		203,903,981
Tobacco - 3.0%
Altria Group, Inc.	1,476,670	45,584,803
British American Tobacco PLC sponsored ADR	722,900	73,171,938
Lorillard, Inc.	121,382	15,716,541
Philip Morris International, Inc.	438,905	38,891,372
		173,364,654
TOTAL CONSUMER STAPLES		685,084,916
ENERGY - 11.3%
Energy Equipment & Services - 1.3%
BW Offshore Ltd.	5,396,200	7,191,522
Diamond Offshore Drilling, Inc.	87,400	5,833,950
Exterran Partners LP	288,465	6,225,075
Halliburton Co.	755,585	25,077,866
National Oilwell Varco, Inc.	97,700	7,764,219
Noble Corp.	493,202	18,480,279
Trinidad Drilling Ltd.	833,500	5,414,345
		75,987,256
Oil, Gas & Consumable Fuels - 10.0%
Apache Corp.	267,980	26,915,911
ARC Resources Ltd. (d)	192,600	4,421,372
BP PLC sponsored ADR	1,011,806	45,531,270
Buckeye Partners LP (d)	131,420	8,040,276
Canadian Natural Resources Ltd.	283,200	9,385,587
Chevron Corp.	2,109,251	226,196,077
Exxon Mobil Corp.	858,969	74,498,381
Holly Energy Partners LP	99,584	6,078,607
Inergy LP	172,418	2,822,483
Inergy Midstream LP	215,100	4,497,741
Legacy Reserves LP	368,801	10,665,725
Markwest Energy Partners LP	64,500	3,770,025
Penn West Petroleum Ltd. (d)	1,186,000	23,171,911
Pioneer Southwest Energy Partners LP	139,402	3,724,821
Royal Dutch Shell PLC Class A sponsored ADR	1,346,200	94,409,006
Suncor Energy, Inc.	508,100	16,599,648
Williams Companies, Inc.	743,100	22,894,911
		583,623,752
TOTAL ENERGY		659,611,008
FINANCIALS - 20.1%
Capital Markets - 3.1%
Apollo Global Management LLC Class A	373,584	5,334,780
Apollo Investment Corp.	248,100	1,778,877
Ashmore Group PLC	3,733,623	21,946,843
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Charles Schwab Corp.	1,888,900	$ 27,143,493
FXCM, Inc. Class A	262,697	3,412,434
Goldman Sachs Group, Inc.	114,450	14,234,147
KKR & Co. LP	1,752,143	25,984,281
Manning & Napier, Inc.	439,100	6,454,770
Morgan Stanley	2,397,993	47,096,583
The Blackstone Group LP	1,641,026	26,157,954
		179,544,162
Commercial Banks - 5.7%
BB&T Corp.	870,655	27,329,860
Comerica, Inc.	409,720	13,258,539
First Niagara Financial Group, Inc.	740,334	7,284,887
M&T Bank Corp.	264,393	22,970,464
Standard Chartered PLC (United Kingdom)	381,370	9,516,021
SunTrust Banks, Inc.	946,880	22,886,090
U.S. Bancorp	1,314,338	41,638,228
Wells Fargo & Co.	5,418,736	184,995,647
		329,879,736
Diversified Financial Services - 5.1%
JPMorgan Chase & Co.	5,578,662	256,506,870
KKR Financial Holdings LLC	3,028,485	27,892,347
New Academy Holding Co. LLC unit (g)(h)	127,200	14,053,056
		298,452,273
Insurance - 4.4%
ACE Ltd.	534,600	39,132,720
AFLAC, Inc.	443,800	20,410,362
Berkshire Hathaway, Inc. Class B (a)	339,700	27,566,655
Everest Re Group Ltd.	217,300	20,104,596
Fidelity National Financial, Inc. Class A	598,286	10,787,097
Hanover Insurance Group, Inc.	277,728	11,420,175
MetLife, Inc.	2,072,074	77,391,964
MetLife, Inc. unit (a)	144,300	10,183,251
The Chubb Corp.	292,259	20,198,019
Validus Holdings Ltd.	586,435	18,150,163
		255,345,002
Real Estate Investment Trusts - 1.8%
American Capital Agency Corp.	588,188	17,375,074
Annaly Capital Management, Inc.	890,200	14,082,964
Digital Realty Trust, Inc. (d)	116,100	8,587,917
Highwoods Properties, Inc. (SBI)	151,538	5,049,246
Lexington Corporate Properties Trust	69,500	624,805
Omega Healthcare Investors, Inc.	508,200	10,804,332
Rayonier, Inc.	227,454	10,028,447

	Shares	Value
Two Harbors Investment Corp.	1,558,003	$ 15,798,150
Ventas, Inc.	383,050	21,872,155
		104,223,090
TOTAL FINANCIALS		1,167,444,263
HEALTH CARE - 13.7%
Biotechnology - 1.1%
Amgen, Inc.	777,200	52,841,828
PDL BioPharma, Inc.	2,131,200	13,533,120
		66,374,948
Health Care Equipment & Supplies - 0.7%
Covidien PLC	492,700	26,940,836
St. Jude Medical, Inc.	268,500	11,897,235
		38,838,071
Health Care Providers & Services - 2.0%
Aetna, Inc.	240,200	12,048,432
Brookdale Senior Living, Inc. (a)	1,096,328	20,523,260
McKesson Corp.	31,700	2,782,309
WellPoint, Inc.	1,127,900	83,239,020
		118,593,021
Pharmaceuticals - 9.9%
Abbott Laboratories	843,400	51,691,986
AstraZeneca PLC sponsored ADR	343,200	15,268,968
GlaxoSmithKline PLC	1,356,819	30,332,803
Johnson & Johnson	1,567,330	103,381,087
Merck & Co., Inc.	3,402,772	130,666,445
Pfizer, Inc.	8,425,415	190,919,904
Sanofi SA	436,401	33,859,753
Teva Pharmaceutical Industries Ltd. sponsored ADR	415,322	18,714,409
		574,835,355
TOTAL HEALTH CARE		798,641,395
INDUSTRIALS - 8.5%
Aerospace & Defense - 2.0%
Lockheed Martin Corp.	298,696	26,840,823
Raytheon Co.	621,941	32,826,046
The Boeing Co.	146,780	10,916,029
United Technologies Corp.	567,376	47,058,165
		117,641,063
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	233,800	15,311,562
United Parcel Service, Inc. Class B	757,504	61,145,723
		76,457,285
Building Products - 0.1%
Lennox International, Inc.	75,800	3,054,740
Commercial Services & Supplies - 1.1%
Intrum Justitia AB	655,402	10,896,620
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Republic Services, Inc.	1,659,600	$ 50,717,376
Steelcase, Inc. Class A	353,761	3,396,106
		65,010,102
Industrial Conglomerates - 2.2%
General Electric Co.	5,802,741	116,461,012
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	667,250	13,578,538
		130,039,550
Machinery - 1.0%
Briggs & Stratton Corp.	740,067	13,269,401
Douglas Dynamics, Inc.	427,700	5,880,875
Harsco Corp.	116,600	2,735,436
Illinois Tool Works, Inc.	168,821	9,643,056
Ingersoll-Rand PLC	481,538	19,911,596
Rotork PLC	266,187	8,723,948
		60,164,312
Professional Services - 0.3%
Michael Page International PLC	2,382,409	18,291,183
Road & Rail - 0.5%
Union Pacific Corp.	246,062	26,446,744
TOTAL INDUSTRIALS		497,104,979
INFORMATION TECHNOLOGY - 8.8%
Communications Equipment - 1.2%
Cisco Systems, Inc.	3,350,422	70,861,425
Computers & Peripherals - 1.3%
Apple, Inc. (a)	44,828	26,873,041
Hewlett-Packard Co.	1,934,450	46,097,944
		72,970,985
Electronic Equipment & Components - 0.4%
Arrow Electronics, Inc. (a)	202,022	8,478,863
Domino Printing Sciences PLC	373,485	3,333,432
TE Connectivity Ltd.	351,838	12,930,047
		24,742,342
Internet Software & Services - 0.5%
Google, Inc. Class A (a)	22,098	14,170,122
VeriSign, Inc.	293,000	11,233,620
		25,403,742
IT Services - 3.7%
Accenture PLC Class A	497,771	32,106,230
Cognizant Technology Solutions Corp. Class A (a)	402,233	30,951,829
Fidelity National Information Services, Inc.	98,697	3,268,845
MasterCard, Inc. Class A	37,852	15,918,280

	Shares	Value
Paychex, Inc.	3,317,453	$ 102,807,868
Visa, Inc. Class A	254,881	30,075,958
		215,129,010
Semiconductors & Semiconductor Equipment - 1.3%
Applied Materials, Inc.	1,380,200	17,169,688
Epistar Corp.	2,165,000	5,524,943
KLA-Tencor Corp.	254,648	13,857,944
Siliconware Precision Industries Co. Ltd. sponsored ADR	2,439,819	14,736,507
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,674,900	25,592,472
		76,881,554
Software - 0.4%
BMC Software, Inc. (a)	224,800	9,027,968
CA, Inc.	515,119	14,196,680
		23,224,648
TOTAL INFORMATION TECHNOLOGY		509,213,706
MATERIALS - 0.7%
Chemicals - 0.3%
PPG Industries, Inc.	176,436	16,902,569
Metals & Mining - 0.4%
ArcelorMittal SA Class A unit (d)	277,103	5,300,980
Commercial Metals Co.	592,971	8,787,830
Nucor Corp.	190,500	8,181,975
		22,270,785
TOTAL MATERIALS		39,173,354
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 3.3%
AT&T, Inc.	3,026,577	94,520,000
CenturyLink, Inc.	352,860	13,638,039
Koninklijke KPN NV	1,169,562	12,865,118
Verizon Communications, Inc.	1,841,008	70,381,736
		191,404,893
Wireless Telecommunication Services - 0.9%
Vodafone Group PLC	20,205,746	55,734,418
TOTAL TELECOMMUNICATION SERVICES		247,139,311
UTILITIES - 3.5%
Electric Utilities - 2.7%
Duke Energy Corp.	1,847,000	38,805,470
El Paso Electric Co.	253,492	8,235,955
FirstEnergy Corp.	580,710	26,474,569
NextEra Energy, Inc.	538,080	32,865,926
PPL Corp.	1,450,217	40,983,132
Southern Co.	245,234	11,018,364
		158,383,416
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.8%
Alliant Energy Corp.	122,901	$ 5,324,071
National Grid PLC	2,749,800	27,714,853
PG&E Corp.	259,992	11,286,253
		44,325,177
TOTAL UTILITIES		202,708,593
TOTAL COMMON STOCKS (Cost $4,656,836,040)		5,229,942,970
Preferred Stocks - 2.9%

Convertible Preferred Stocks - 1.3%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.2%
General Motors Co. 4.75%	280,590	11,742,692
Media - 0.1%
Interpublic Group of Companies, Inc. 5.25%	6,400	6,640,384
TOTAL CONSUMER DISCRETIONARY		18,383,076
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ATP Oil & Gas Corp. Series B, 8.00%	15,100	664,400
FINANCIALS - 0.4%
Commercial Banks - 0.2%
Huntington Bancshares, Inc. 8.50%	9,000	10,434,960
Diversified Financial Services - 0.1%
Citigroup, Inc. 7.50%	57,700	5,973,681
Insurance - 0.0%
Hartford Financial Services Group, Inc. Series F 7.25%	80,323	1,721,322
Real Estate Investment Trusts - 0.1%
Health Care REIT, Inc. Series I, 6.50%	84,800	4,436,100
TOTAL FINANCIALS		22,566,063
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.2%
Alere, Inc. 3.00%	41,553	10,014,273
Health Care Providers & Services - 0.1%
HealthSouth Corp. Series A 6.50%	7,600	7,503,100
TOTAL HEALTH CARE		17,517,373
INDUSTRIALS - 0.1%
Professional Services - 0.1%
Nielsen Holdings B.V. 6.25%	96,600	5,608,838

	Shares	Value
UTILITIES - 0.2%
Electric Utilities - 0.2%
PPL Corp. 8.75%	195,700	$ 10,499,305
TOTAL CONVERTIBLE PREFERRED STOCKS		75,239,055
Nonconvertible Preferred Stocks - 1.6%
CONSUMER DISCRETIONARY - 1.4%
Automobiles - 1.4%
Porsche Automobil Holding SE (Germany)	367,431	21,683,578
Volkswagen AG	354,800	62,388,654
		84,072,232
FINANCIALS - 0.2%
Consumer Finance - 0.2%
Ally Financial, Inc. 7.00% (e)	12,691	10,406,620
TOTAL NONCONVERTIBLE PREFERRED STOCKS		94,478,852
TOTAL PREFERRED STOCKS (Cost $172,563,350)		169,717,907
Corporate Bonds - 3.0%
	Principal Amount
Convertible Bonds - 2.2%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	$ 2,120,000	4,910,450
Hotels, Restaurants & Leisure - 0.0%
Gaylord Entertainment Co. 3.75% 10/1/14 (e)	2,210,000	2,841,397
TOTAL CONSUMER DISCRETIONARY		7,751,847
ENERGY - 0.4%
Energy Equipment & Services - 0.1%
Transocean, Inc. Series C, 1.5% 12/15/37	7,300,000	7,227,000
Oil, Gas & Consumable Fuels - 0.3%
Amyris, Inc. 3% 2/27/17 (h)	1,383,000	1,231,644
Chesapeake Energy Corp. 2.5% 5/15/37	5,850,000	5,401,890
Peabody Energy Corp. 4.75% 12/15/66	3,680,000	3,496,000
Western Refining, Inc. 5.75% 6/15/14	4,110,000	7,762,763
		17,892,297
TOTAL ENERGY		25,119,297
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (e)	$ 10,438,000	$ 6,210,610
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Teleflex, Inc. 3.875% 8/1/17	4,440,000	5,212,560
INDUSTRIALS - 0.3%
Commercial Services & Supplies - 0.2%
Covanta Holding Corp. 3.25% 6/1/14	10,500,000	12,051,900
Construction & Engineering - 0.1%
MasTec, Inc.:
4% 6/15/14	1,430,000	1,939,438
4.25% 12/15/14	1,300,000	1,812,688
		3,752,126
TOTAL INDUSTRIALS		15,804,026
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.1%
InterDigital, Inc. 2.5% 3/15/16 (e)	5,100,000	5,119,380
Computers & Peripherals - 0.1%
SanDisk Corp. 1.5% 8/15/17	4,810,000	5,678,782
Internet Software & Services - 0.2%
Equinix, Inc. 3% 10/15/14	2,270,000	3,415,442
VeriSign, Inc. 3.25% 8/15/37	4,410,000	5,633,775
		9,049,217
IT Services - 0.1%
CACI International, Inc. 2.125% 5/1/14	4,590,000	5,686,092
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 1.875% 8/1/31 (e)	4,060,000	4,308,675
Software - 0.2%
Nuance Communications, Inc. 2.75% 11/1/31 (e)	12,470,000	14,103,570
TOTAL INFORMATION TECHNOLOGY		43,945,716
MATERIALS - 0.2%
Metals & Mining - 0.2%
Goldcorp, Inc. 2% 8/1/14	2,400,000	2,913,120
Newmont Mining Corp. 1.25% 7/15/14	4,280,000	5,392,800
		8,305,920

	Principal Amount	Value
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (e)	$ 10,600,000	$ 8,201,750
UTILITIES - 0.1%
Multi-Utilities - 0.1%
CMS Energy Corp. 5.5% 6/15/29	4,050,000	6,465,015
TOTAL CONVERTIBLE BONDS		127,016,741
Nonconvertible Bonds - 0.8%
CONSUMER DISCRETIONARY - 0.0%
Multiline Retail - 0.0%
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14	3,675,000	3,206,438
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
Rite Aid Corp.:
9.375% 12/15/15	2,235,000	2,268,525
9.5% 6/15/17	5,990,000	5,990,000
Tops Markets LLC 10.125% 10/15/15	2,230,000	2,402,825
		10,661,350
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Western Refining, Inc. 11.25% 6/15/17 (e)	2,905,000	3,311,700
FINANCIALS - 0.3%
Consumer Finance - 0.0%
General Motors Acceptance Corp. 8% 11/1/31	960,000	1,023,766
Diversified Financial Services - 0.1%
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18	4,280,000	5,018,300
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc. 5.625% 2/15/13	10,000,000	8,950,000
TOTAL FINANCIALS		14,992,066
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
AbitibiBowater, Inc. 10.25% 10/15/18	6,015,000	6,902,213
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (e)	$ 5,308,000	$ 5,228,380
TOTAL NONCONVERTIBLE BONDS		44,302,147
TOTAL CORPORATE BONDS (Cost $164,059,563)		171,318,888
Floating Rate Loans - 0.1%

FINANCIALS - 0.1%
Insurance - 0.1%
Asurion Corp. Tranche 2ND LIEN, term loan 9% 5/24/19 (f) (Cost $5,712,384)	5,707,000	5,785,757
Money Market Funds - 5.5%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	268,995,535	268,995,535
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	49,770,015	49,770,015
TOTAL MONEY MARKET FUNDS (Cost $318,765,550)		318,765,550
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $5,317,936,887)	5,895,531,072
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(80,203,534)
NET ASSETS - 100%	$ 5,815,327,538
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $59,732,082 or 1.0% of net assets.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,284,700 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 3% 2/27/17	2/27/12	$ 1,383,000
New Academy Holding Co. LLC unit	8/1/11	$ 13,406,880
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 43,614
Fidelity Securities Lending Cash Central Fund	176,024
Total	$ 219,638
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 526,276,753	$ 518,863,953	$ 7,412,800	$ -
Consumer Staples	685,084,916	652,533,040	32,551,876	-
Energy	660,275,408	659,611,008	664,400	-
Financials	1,200,416,946	1,161,337,919	25,025,971	14,053,056
Health Care	816,158,768	744,463,112	71,695,656	-
Industrials	502,713,817	497,104,979	5,608,838	-
Information Technology	509,213,706	509,213,706	-	-
Materials	39,173,354	39,173,354	-	-
Telecommunication Services	247,139,311	191,404,893	55,734,418	-
Utilities	213,207,898	174,993,740	38,214,158	-
Corporate Bonds	171,318,888	-	170,087,244	1,231,644
Floating Rate Loans	5,785,757	-	5,785,757	-
Money Market Funds	318,765,550	318,765,550	-	-
Total Investments in Securities:	$ 5,895,531,072	$ 5,467,465,254	$ 412,781,118	$ 15,284,700
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 12,770,880
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	1,130,820
Cost of Purchases	1,383,000
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 15,284,700
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ 1,130,820

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $5,330,063,339. Net unrealized appreciation aggregated $565,467,733, of which $959,433,771 related to appreciated investment securities and $393,966,038 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Overseas Portfolio

March 31, 2012

1.799852.108

VIPOVRS-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
Australia - 2.4%
Aristocrat Leisure Ltd.	1,050,218	$ 3,284,411
BHP Billiton Ltd.	318,002	11,460,543
Fortescue Metals Group Ltd.	258,379	1,554,549
Macquarie Group Ltd.	105,682	3,182,486
Newcrest Mining Ltd.	304,955	9,372,830
Rio Tinto Ltd.	24,301	1,645,784
Westfield Group unit	707,707	6,471,207
TOTAL AUSTRALIA		36,971,810
Bailiwick of Jersey - 1.1%
Informa PLC	903,074	6,377,321
Wolseley PLC	43,800	1,670,185
WPP PLC	707,141	9,665,011
TOTAL BAILIWICK OF JERSEY		17,712,517
Belgium - 0.4%
Ageas	743,600	1,634,325
Anheuser-Busch InBev SA NV	33,577	2,445,281
Hamon & Compagnie International SA	73,974	1,763,959
TOTAL BELGIUM		5,843,565
Bermuda - 1.9%
Clear Media Ltd. (a)	2,035,000	1,252,614
Li & Fung Ltd.	4,794,000	11,000,963
Oriental Watch Holdings Ltd.	16,296,000	6,945,987
Petra Diamonds Ltd. (a)	809,300	2,270,510
Signet Jewelers Ltd.	161,500	7,635,720
TOTAL BERMUDA		29,105,794
Brazil - 0.2%
Drogasil SA	66,000	641,584
Souza Cruz Industria e Comerico	209,100	3,206,440
TOTAL BRAZIL		3,848,024
British Virgin Islands - 0.8%
Gem Diamonds Ltd. (a)	703,600	3,077,991
Mail.ru Group Ltd.:
GDR (a)(e)	6,600	260,370
GDR (Reg. S) (a)	235,300	9,282,585
TOTAL BRITISH VIRGIN ISLANDS		12,620,946
Canada - 1.2%
Barrick Gold Corp.	62,900	2,733,412
Potash Corp. of Saskatchewan, Inc.	167,900	7,664,945
Suncor Energy, Inc.	133,600	4,364,718
Yamana Gold, Inc.	196,700	3,068,169
TOTAL CANADA		17,831,244
Cayman Islands - 5.1%
Baidu.com, Inc. sponsored ADR (a)	104,500	15,232,965
Biostime International Holdings Ltd.	1,325,000	3,409,073
E-Commerce China Dangdang, Inc. ADR (a)(d)	59,800	484,380
Hengdeli Holdings Ltd.	47,490,000	20,058,617

	Shares	Value
Home Inns & Hotels Management, Inc. sponsored ADR (a)	70,900	$ 1,808,659
Natural Beauty Bio-Technology Ltd.	8,580,000	1,557,871
Noah Holdings Ltd. sponsored ADR (a)(d)	348,200	2,778,636
Perfect World Co. Ltd. sponsored ADR Class B (a)	475,100	7,687,118
Renren, Inc. ADR (d)	25,900	142,968
Shenguan Holdings Group Ltd.	5,328,000	3,156,073
SINA Corp. (a)(d)	18,800	1,222,000
Tencent Holdings Ltd.	681,500	19,008,563
YouKu.com, Inc. ADR (a)(d)	96,000	2,111,040
TOTAL CAYMAN ISLANDS		78,657,963
Denmark - 2.8%
Carlsberg A/S Series B	30,900	2,553,032
Danske Bank A/S (a)	96,100	1,627,617
Novo Nordisk A/S:
Series B	51,925	7,210,158
Series B sponsored ADR	226,300	31,390,073
TOTAL DENMARK		42,780,880
France - 12.3%
Alstom SA	395,857	15,447,369
Atos Origin SA	72,705	4,193,166
AXA SA	67,020	1,111,009
AXA SA sponsored ADR	158,600	2,628,002
Beneteau SA	196,900	2,389,621
BNP Paribas SA	142,299	6,751,319
Club Mediterranee SA (a)	85,000	1,802,428
Compagnie Generale de Geophysique SA (a)	184,500	5,483,217
Credit Agricole SA	142,547	885,902
Danone	283,312	19,760,982
Gameloft (a)	537,900	3,342,946
GDF Suez	185,600	4,794,568
Iliad SA	28,200	3,885,002
Ingenico SA	104,788	5,073,642
Ipsos SA	149,292	5,352,892
Lafarge SA (Bearer)	85,200	4,066,141
Laurent-Perrier Group	4,267	458,100
LVMH Moet Hennessy - Louis Vuitton SA	159,541	27,415,653
Pernod Ricard SA	163,500	17,095,259
PPR SA	14,700	2,529,000
Safran SA	118,400	4,351,049
Sanofi SA	109,893	8,526,447
Sanofi SA sponsored ADR	583,000	22,591,250
Societe Generale Series A	98,343	2,880,823
Total SA	307,200	15,691,059
Total SA sponsored ADR	31,400	1,605,168
TOTAL FRANCE		190,112,014
Germany - 9.0%
adidas AG	223,700	17,464,677
Allianz AG	77,600	9,259,361
Common Stocks - continued
	Shares	Value
Germany - continued
Bayer AG	131,478	$ 9,247,729
Bayerische Motoren Werke AG (BMW)	52,375	4,709,980
Beiersdorf AG	191,900	12,521,250
Commerzbank AG (a)	555,200	1,404,619
Deutsche Bank AG	139,546	6,947,611
Deutsche Boerse AG	180,720	12,166,550
Deutsche Post AG	273,501	5,265,233
Hugo Boss AG	66,900	7,694,435
K&S AG	37,600	1,966,947
Linde AG	51,987	9,328,683
Munich Re Group	23,549	3,550,462
Puma AG	55,383	19,780,120
SAP AG	189,513	13,236,170
SAP AG sponsored ADR (d)	61,700	4,307,894
Tom Tailor Holding AG	45,300	807,136
TOTAL GERMANY		139,658,857
Hong Kong - 2.0%
AIA Group Ltd.	1,274,400	4,668,883
Cheung Kong Holdings Ltd.	334,000	4,313,923
China Unicom Ltd. sponsored ADR	221,600	3,722,880
Henderson Land Development Co. Ltd.	814,919	4,496,662
Hutchison Whampoa Ltd.	278,000	2,777,995
Sun Hung Kai Properties Ltd.	233,000	2,895,398
Television Broadcasts Ltd.	1,125,000	7,583,928
TOTAL HONG KONG		30,459,669
Ireland - 2.5%
CRH PLC	478,656	9,788,365
Kingspan Group PLC (United Kingdom)	623,100	6,449,370
Paddy Power PLC (Ireland)	363,800	22,910,288
TOTAL IRELAND		39,148,023
Israel - 0.1%
Israel Chemicals Ltd.	116,100	1,321,311
Italy - 2.2%
Assicurazioni Generali SpA	158,500	2,460,504
ENI SpA	200,700	4,703,260
ENI SpA sponsored ADR (d)	67,900	3,179,078
Intesa Sanpaolo SpA	1,392,314	2,495,619
Prada SpA	465,900	3,029,766
Saipem SpA	224,103	11,575,427
Tod's SpA	31,670	3,562,665
UniCredit SpA	555,459	2,782,399
TOTAL ITALY		33,788,718
Japan - 15.2%
Aozora Bank Ltd.	1,378,000	4,004,975
Calbee, Inc.	48,500	2,474,943
Canon, Inc.	139,500	6,670,714
Canon, Inc. sponsored ADR	53,200	2,535,512
CyberAgent, Inc.	708	1,851,082
Dai-ichi Mutual Life Insurance Co.	1,893	2,643,622

	Shares	Value
DeNA Co. Ltd.	80,300	$ 2,223,388
Denso Corp.	87,400	2,952,080
East Japan Railway Co.	43,300	2,732,494
Fanuc Corp.	42,500	7,609,637
Fuji Media Holdings, Inc.	1,691	2,918,434
GREE, Inc. (d)	100,900	2,541,320
Honda Motor Co. Ltd.	254,400	9,794,462
Japan Retail Fund Investment Corp.	2,795	4,157,576
Japan Tobacco, Inc.	1,617	9,149,644
Kakaku.com, Inc. (d)	104,400	2,733,634
KDDI Corp.	1,087	7,070,056
Keyence Corp.	33,220	7,862,061
Mitsubishi Corp.	461,800	10,803,113
Mitsubishi Estate Co. Ltd.	223,000	4,008,551
Mitsubishi UFJ Financial Group, Inc. (d)	2,944,500	14,771,237
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	489,200	2,436,216
Mitsui & Co. Ltd.	611,300	10,085,414
MS&AD Insurance Group Holdings, Inc.	141,900	2,934,615
NKSJ Holdings, Inc.	95,000	2,139,503
Nomura Holdings, Inc.	505,000	2,250,041
ORIX Corp.	83,930	8,060,720
Rakuten, Inc.	31,440	32,943,564
SOFTBANK CORP.	444,600	13,231,466
Start Today Co. Ltd. (d)	249,200	4,600,605
Sumitomo Mitsui Financial Group, Inc.	324,200	10,726,399
Tokio Marine Holdings, Inc.	158,300	4,380,342
Tokyo Electron Ltd.	35,700	2,057,872
Toshiba Corp.	672,000	2,983,458
Toyota Motor Corp.	412,300	17,933,542
Toyota Motor Corp. sponsored ADR (d)	28,800	2,500,416
Yahoo! Japan Corp.	12,647	4,105,820
TOTAL JAPAN		234,878,528
Korea (South) - 0.5%
Samsung Electronics Co. Ltd.	6,722	7,563,810
Luxembourg - 0.3%
ArcelorMittal SA Class A unit (d)	117,100	2,240,123
L'Occitane Ltd.	1,209,500	2,862,703
TOTAL LUXEMBOURG		5,102,826
Netherlands - 1.6%
AEGON NV	308,300	1,713,620
ASML Holding NV	44,300	2,221,202
Gemalto NV	48,009	3,168,706
ING Groep NV (Certificaten Van Aandelen) (a)	574,784	4,786,656
Koninklijke Philips Electronics NV	304,416	6,178,188
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	173,900	3,538,865
Yandex NV	124,400	3,342,628
TOTAL NETHERLANDS		24,949,865
Common Stocks - continued
	Shares	Value
Nigeria - 0.1%
Guinness Nigeria PLC	509,698	$ 775,181
Nigerian Breweries PLC	2,274,042	1,405,955
TOTAL NIGERIA		2,181,136
Norway - 1.2%
Aker Solutions ASA	348,900	5,902,605
DnB NOR ASA	294,800	3,789,043
Schibsted ASA (B Shares)	137,400	5,090,497
StatoilHydro ASA	14,100	382,674
StatoilHydro ASA sponsored ADR (d)	103,300	2,800,463
TOTAL NORWAY		17,965,282
Singapore - 0.2%
United Overseas Bank Ltd.	180,973	2,642,099
South Africa - 0.0%
City Lodge Hotels Ltd.	73,400	758,334
Spain - 0.9%
Banco Bilbao Vizcaya Argentaria SA (d)	562,694	4,485,126
Banco Santander SA:
(Spain)	1,199,008	9,220,090
(Spain) sponsored ADR	56,753	435,296
TOTAL SPAIN		14,140,512
Sweden - 1.0%
Nordea Bank AB	417,800	3,798,354
Swedbank AB (A Shares)	102,432	1,591,549
Swedish Match Co. AB	240,200	9,562,692
TOTAL SWEDEN		14,952,595
Switzerland - 8.3%
Adecco SA (Reg.)	243,002	12,732,906
Compagnie Financiere Richemont SA Series A	405,779	25,442,662
Credit Suisse Group	71,082	2,025,957
Credit Suisse Group sponsored ADR (d)	91,700	2,614,367
Nestle SA	204,350	12,858,181
Roche Holding AG (participation certificate)	93,528	16,277,001
Sika AG (Bearer)	2,220	4,805,450
Swatch Group AG (Bearer)	49,190	22,641,459
Swiss Re Ltd.	50,606	3,231,900
Syngenta AG (Switzerland)	33,920	11,688,227
UBS AG	504,997	7,077,415
UBS AG (NY Shares)	37,743	529,157
Zurich Financial Services AG	25,658	6,895,570
TOTAL SWITZERLAND		128,820,252
United Kingdom - 19.4%
Anglo American PLC:
ADR	238,400	4,484,304
(United Kingdom)	262,580	9,815,323

	Shares	Value
ARM Holdings PLC	219,900	$ 2,074,645
Aviva PLC	431,600	2,290,846
Barclays PLC	2,049,776	7,724,497
Barclays PLC sponsored ADR	365,700	5,540,355
BG Group PLC	896,438	20,762,186
BHP Billiton PLC	545,809	16,727,505
BP PLC	1,601,793	11,929,009
BP PLC sponsored ADR	96,295	4,333,275
Centrica PLC	336,800	1,704,484
Diageo PLC	972,707	23,418,717
Hays PLC	8,650,700	11,671,336
HSBC Holdings PLC:
(United Kingdom)	767,422	6,816,407
sponsored ADR	412,570	18,313,982
Imperial Tobacco Group PLC	633,283	25,677,932
Johnson Matthey PLC	181,970	6,866,129
Legal & General Group PLC	1,128,633	2,359,460
Lloyds Banking Group PLC (a)	5,644,444	3,037,457
Prudential PLC	239,221	2,866,445
Reckitt Benckiser Group PLC	309,300	17,478,647
Rio Tinto PLC	176,515	9,783,732
Rio Tinto PLC sponsored ADR (d)	103,200	5,736,888
Rolls-Royce Group PLC	268,408	3,486,067
Royal Bank of Scotland Group PLC (a)	2,554,800	1,129,128
Royal Dutch Shell PLC:
Class A (United Kingdom)	33,441	1,169,638
Class B	443,001	15,601,338
Standard Chartered PLC (United Kingdom)	266,071	6,639,057
Sthree PLC	229,400	1,231,034
Vodafone Group PLC	6,973,198	19,234,486
Vodafone Group PLC sponsored ADR	131,500	3,638,605
William Hill PLC	3,273,400	13,686,390
Xstrata PLC	727,900	12,434,468
TOTAL UNITED KINGDOM		299,663,772
United States of America - 3.4%
Apple, Inc. (a)	29,500	17,684,365
Deckers Outdoor Corp. (a)	71,200	4,489,160
Dunkin' Brands Group, Inc.	136,400	4,107,004
Google, Inc. Class A (a)	18,300	11,734,692
Life Technologies Corp. (a)	45,700	2,231,074
Monsanto Co.	29,300	2,336,968
Republic Services, Inc.	145,100	4,434,256
Visa, Inc. Class A	46,100	5,439,800
TOTAL UNITED STATES OF AMERICA		52,457,319
TOTAL COMMON STOCKS (Cost $1,340,616,415)		1,485,937,665
Nonconvertible Preferred Stocks - 1.9%
	Shares	Value
Germany - 1.9%
Volkswagen AG (Cost $19,301,207)	168,747	$ 29,672,768
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 0.14% (b)	10,351,937	10,351,937
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	38,013,070	38,013,070
TOTAL MONEY MARKET FUNDS (Cost $48,365,007)		48,365,007
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $1,408,282,629)	1,563,975,440
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(17,430,787)
NET ASSETS - 100%	$ 1,546,544,653
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $260,370 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,954
Fidelity Securities Lending Cash Central Fund	72,242
Total	$ 76,196
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 299,663,772	$ 175,859,922	$ 123,803,850	$ -
Japan	234,878,528	7,472,144	227,406,384	-
France	190,112,014	160,411,291	29,700,723	-
Germany	169,331,625	149,147,844	20,183,781	-
Switzerland	128,820,252	108,028,653	20,791,599	-
Cayman Islands	78,657,963	78,657,963	-	-
United States of America	52,457,319	52,457,319	-	-
Denmark	42,780,880	35,570,722	7,210,158	-
Ireland	39,148,023	29,359,658	9,788,365	-
Other	279,760,057	234,384,619	45,375,438	-
Money Market Funds	48,365,007	48,365,007	-	-
Total Investments in Securities:	$ 1,563,975,440	$ 1,079,715,142	$ 484,260,298	$ -
Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $1,426,151,368. Net unrealized appreciation aggregated $137,824,072, of which $294,414,590 related to appreciated investment securities and $156,590,518 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Value Portfolio

March 31, 2012

1.799871.108

VIPVAL-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 9.8%
Auto Components - 1.0%
Johnson Controls, Inc.	23,600	$ 766,528
Tenneco, Inc. (a)	19,900	739,285
		1,505,813
Hotels, Restaurants & Leisure - 0.4%
Carnival Corp. unit	20,600	660,848
Household Durables - 1.0%
Lennar Corp. Class A	59,300	1,611,774
Media - 4.7%
Cablevision Systems Corp. - NY Group Class A	54,500	800,060
Comcast Corp. Class A	113,400	3,403,134
The Walt Disney Co.	71,934	3,149,271
		7,352,465
Multiline Retail - 0.8%
Target Corp.	20,800	1,212,016
Specialty Retail - 1.9%
Advance Auto Parts, Inc.	8,700	770,559
Lowe's Companies, Inc.	67,000	2,102,460
		2,873,019
TOTAL CONSUMER DISCRETIONARY		15,215,935
CONSUMER STAPLES - 7.7%
Beverages - 0.6%
Anheuser-Busch InBev SA NV	13,731	999,975
Food & Staples Retailing - 0.6%
CVS Caremark Corp.	20,700	927,360
Food Products - 2.6%
Bunge Ltd.	13,800	944,472
Flowers Foods, Inc.	70,900	1,444,233
The J.M. Smucker Co.	20,200	1,643,472
		4,032,177
Household Products - 2.8%
Procter & Gamble Co.	35,900	2,412,839
Reckitt Benckiser Group PLC	35,800	2,023,070
		4,435,909
Tobacco - 1.1%
British American Tobacco PLC sponsored ADR	16,500	1,670,130
TOTAL CONSUMER STAPLES		12,065,551
ENERGY - 10.9%
Energy Equipment & Services - 1.4%
Halliburton Co.	33,500	1,111,865
National Oilwell Varco, Inc.	14,100	1,120,527
		2,232,392
Oil, Gas & Consumable Fuels - 9.5%
Apache Corp.	10,000	1,004,400

	Shares	Value
Atlas Pipeline Partners, LP	21,200	$ 750,056
Chevron Corp.	50,722	5,439,424
Energen Corp.	14,500	712,675
Hess Corp.	11,500	677,925
Marathon Petroleum Corp.	24,600	1,066,656
Nexen, Inc.	38,000	696,727
Occidental Petroleum Corp.	14,298	1,361,599
Royal Dutch Shell PLC Class A sponsored ADR	17,913	1,256,239
Williams Companies, Inc.	58,700	1,808,547
		14,774,248
TOTAL ENERGY		17,006,640
FINANCIALS - 27.6%
Capital Markets - 3.4%
Ameriprise Financial, Inc.	17,800	1,016,914
Goldman Sachs Group, Inc.	8,308	1,033,266
Morgan Stanley	81,160	1,593,982
State Street Corp.	35,600	1,619,800
		5,263,962
Commercial Banks - 5.8%
CIT Group, Inc. (a)	19,470	802,943
Comerica, Inc.	26,300	851,068
SunTrust Banks, Inc.	46,600	1,126,322
U.S. Bancorp	77,634	2,459,445
Wells Fargo & Co.	111,226	3,797,256
		9,037,034
Consumer Finance - 1.3%
Capital One Financial Corp.	35,900	2,001,066
Diversified Financial Services - 5.4%
Citigroup, Inc.	104,047	3,802,918
JPMorgan Chase & Co.	99,919	4,594,276
		8,397,194
Insurance - 7.5%
AFLAC, Inc.	38,240	1,758,658
Aon Corp.	32,100	1,574,826
Berkshire Hathaway, Inc. Class B (a)	36,500	2,961,975
MetLife, Inc.	28,200	1,053,270
Prudential Financial, Inc.	27,000	1,711,530
The Chubb Corp.	17,100	1,181,781
Validus Holdings Ltd.	49,757	1,539,979
		11,782,019
Real Estate Investment Trusts - 3.7%
American Tower Corp.	20,000	1,260,400
Extra Space Storage, Inc.	29,500	849,305
Prologis, Inc.	23,187	835,196
SL Green Realty Corp.	10,200	791,010
Ventas, Inc.	20,900	1,193,390
Weyerhaeuser Co.	37,100	813,232
		5,742,533
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.5%
Forest City Enterprises, Inc. Class A (a)	52,800	$ 826,848
TOTAL FINANCIALS		43,050,656
HEALTH CARE - 12.3%
Biotechnology - 1.1%
Amgen, Inc.	26,600	1,808,534
Health Care Equipment & Supplies - 1.6%
Covidien PLC	22,200	1,213,896
Zimmer Holdings, Inc.	19,257	1,237,840
		2,451,736
Health Care Providers & Services - 3.1%
McKesson Corp.	27,239	2,390,767
UnitedHealth Group, Inc.	40,800	2,404,752
		4,795,519
Pharmaceuticals - 6.5%
GlaxoSmithKline PLC sponsored ADR	64,700	2,905,677
Merck & Co., Inc.	86,970	3,339,648
Sanofi SA sponsored ADR	101,800	3,944,750
		10,190,075
TOTAL HEALTH CARE		19,245,864
INDUSTRIALS - 9.4%
Aerospace & Defense - 1.0%
United Technologies Corp.	17,968	1,490,266
Building Products - 0.8%
Owens Corning (a)	33,975	1,224,119
Electrical Equipment - 1.4%
Emerson Electric Co.	27,100	1,414,078
Regal-Beloit Corp.	11,300	740,715
		2,154,793
Industrial Conglomerates - 2.0%
General Electric Co.	158,648	3,184,065
Machinery - 4.2%
Cummins, Inc.	11,271	1,352,971
Illinois Tool Works, Inc.	24,400	1,393,728
Ingersoll-Rand PLC	34,100	1,410,035
Parker Hannifin Corp.	15,100	1,276,705
Stanley Black & Decker, Inc.	15,100	1,162,096
		6,595,535
TOTAL INDUSTRIALS		14,648,778
INFORMATION TECHNOLOGY - 11.0%
Communications Equipment - 2.9%
Cisco Systems, Inc.	128,100	2,709,315
Motorola Solutions, Inc.	15,600	792,948
QUALCOMM, Inc.	14,975	1,018,600
		4,520,863

	Shares	Value
Computers & Peripherals - 0.6%
Hewlett-Packard Co.	36,149	$ 861,431
Electronic Equipment & Components - 1.6%
Arrow Electronics, Inc. (a)	29,700	1,246,509
TE Connectivity Ltd.	34,000	1,249,500
		2,496,009
IT Services - 2.9%
Accenture PLC Class A	45,800	2,954,100
Amdocs Ltd. (a)	25,200	795,816
Fiserv, Inc. (a)	11,700	811,863
		4,561,779
Semiconductors & Semiconductor Equipment - 1.2%
Analog Devices, Inc.	27,500	1,111,000
Marvell Technology Group Ltd. (a)	51,611	811,841
		1,922,841
Software - 1.8%
Microsoft Corp.	57,276	1,847,151
Oracle Corp.	35,300	1,029,348
		2,876,499
TOTAL INFORMATION TECHNOLOGY		17,239,422
MATERIALS - 3.2%
Chemicals - 2.2%
Air Products & Chemicals, Inc.	14,000	1,285,200
Ashland, Inc.	16,900	1,031,914
LyondellBasell Industries NV Class A	25,200	1,099,980
		3,417,094
Containers & Packaging - 1.0%
Ball Corp.	19,400	831,872
Rock-Tenn Co. Class A	11,800	797,208
		1,629,080
TOTAL MATERIALS		5,046,174
TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
America Movil SAB de CV Series L sponsored ADR	44,900	1,114,867
UTILITIES - 5.3%
Electric Utilities - 2.2%
Edison International	39,807	1,692,196
NextEra Energy, Inc.	28,000	1,710,240
		3,402,436
Multi-Utilities - 3.1%
CMS Energy Corp.	70,800	1,557,600
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp.	39,900	$ 1,732,059
Sempra Energy	25,700	1,540,972
		4,830,631
TOTAL UTILITIES		8,233,067
TOTAL COMMON STOCKS (Cost $140,337,346)		152,866,954
Money Market Funds - 1.8%

Fidelity Cash Central Fund, 0.14% (b) (Cost $2,821,584)	2,821,584	2,821,584
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $143,158,930)	155,688,538
NET OTHER ASSETS (LIABILITIES) - 0.3%	450,150
NET ASSETS - 100%	$ 156,138,688
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 907
Fidelity Securities Lending Cash Central Fund	3,600
Total	$ 4,507
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 15,215,935	$ 15,215,935	$ -	$ -
Consumer Staples	12,065,551	11,065,576	999,975	-
Energy	17,006,640	17,006,640	-	-
Financials	43,050,656	43,050,656	-	-
Health Care	19,245,864	19,245,864	-	-
Industrials	14,648,778	14,648,778	-	-
Information Technology	17,239,422	17,239,422	-	-
Materials	5,046,174	5,046,174	-	-
Telecommunication Services	1,114,867	1,114,867	-	-
Utilities	8,233,067	8,233,067	-	-
Money Market Funds	2,821,584	2,821,584	-	-
Total Investments in Securities:	$ 155,688,538	$ 154,688,563	$ 999,975	$ -
Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $143,847,003. Net unrealized appreciation aggregated $11,841,535, of which $15,142,137 related to appreciated investment securities and $3,300,602 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Portfolio

March 31, 2012

1.799861.108

VIPGRWT-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 18.2%
Auto Components - 0.6%
Gentex Corp.	1,047,974	$ 25,675,363
Automobiles - 2.4%
Harley-Davidson, Inc.	1,632,560	80,126,045
Tesla Motors, Inc. (a)(d)	521,977	19,438,423
		99,564,468
Diversified Consumer Services - 0.4%
Anhanguera Educacional Participacoes SA	746,900	8,999,042
Kroton Educacional SA unit (a)	416,000	6,057,910
		15,056,952
Hotels, Restaurants & Leisure - 4.1%
Arcos Dorados Holdings, Inc.	98,900	1,789,101
BJ's Restaurants, Inc. (a)	248,172	12,495,460
Chipotle Mexican Grill, Inc. (a)	17,093	7,144,874
Dunkin' Brands Group, Inc.	500,595	15,072,915
McDonald's Corp.	867,800	85,131,180
Starbucks Corp.	857,473	47,924,166
		169,557,696
Household Durables - 0.5%
Tupperware Brands Corp.	345,084	21,912,834
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	226,412	45,850,694
Media - 0.5%
Discovery Communications, Inc. Class C (non-vtg.) (a)	444,191	20,823,674
Multiline Retail - 1.5%
Dollar General Corp. (a)	457,249	21,124,904
Dollarama, Inc.	722,140	33,676,460
Dollarama, Inc. (a)(e)	128,200	5,978,511
		60,779,875
Specialty Retail - 5.8%
AutoZone, Inc. (a)	62,920	23,393,656
Bed Bath & Beyond, Inc. (a)	461,526	30,354,565
GNC Holdings, Inc.	590,640	20,607,430
Home Depot, Inc.	309,900	15,591,069
Lowe's Companies, Inc.	1,957,441	61,424,499
Ross Stores, Inc.	517,868	30,088,131
TJX Companies, Inc.	624,700	24,806,837
Ulta Salon, Cosmetics & Fragrance, Inc.	143,234	13,305,006
Vitamin Shoppe, Inc. (a)	467,792	20,681,084
		240,252,277
Textiles, Apparel & Luxury Goods - 1.3%
lululemon athletica, Inc. (a)	190,700	14,241,476
NIKE, Inc. Class B	325,211	35,265,881
Ralph Lauren Corp.	38,300	6,676,839
		56,184,196
TOTAL CONSUMER DISCRETIONARY		755,658,029

	Shares	Value
CONSUMER STAPLES - 9.1%
Beverages - 1.9%
Anheuser-Busch InBev SA NV ADR	28,800	$ 2,094,336
Monster Beverage Corp. (a)	322,042	19,995,588
SABMiller PLC	49,600	1,990,917
The Coca-Cola Co.	742,641	54,962,860
		79,043,701
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	76,400	6,937,120
Drogasil SA	707,823	6,880,724
Whole Foods Market, Inc.	215,024	17,889,997
		31,707,841
Food Products - 1.5%
Green Mountain Coffee Roasters, Inc. (a)(d)	655,237	30,691,301
Mead Johnson Nutrition Co. Class A	327,969	27,050,883
Want Want China Holdings Ltd.	2,491,000	2,784,315
		60,526,499
Household Products - 1.0%
Colgate-Palmolive Co.	436,842	42,714,411
Personal Products - 1.5%
Estee Lauder Companies, Inc. Class A	95,952	5,943,267
Herbalife Ltd.	828,614	57,025,215
		62,968,482
Tobacco - 2.4%
Altria Group, Inc.	124,400	3,840,228
British American Tobacco PLC sponsored ADR	336,400	34,050,408
Philip Morris International, Inc.	638,800	56,604,068
Swedish Match Co. AB	165,200	6,576,839
		101,071,543
TOTAL CONSUMER STAPLES		378,032,477
ENERGY - 7.7%
Energy Equipment & Services - 3.1%
Cameron International Corp. (a)	295,300	15,600,699
Dresser-Rand Group, Inc. (a)	349,391	16,208,248
National Oilwell Varco, Inc.	279,900	22,243,653
Oceaneering International, Inc.	538,712	29,031,190
Poseidon Concepts Corp. (d)	1,015,200	14,268,061
Schlumberger Ltd.	441,628	30,883,046
		128,234,897
Oil, Gas & Consumable Fuels - 4.6%
Anadarko Petroleum Corp.	162,800	12,753,752
Apache Corp.	105,119	10,558,152
Atlas Pipeline Partners, LP	607,041	21,477,111
Concho Resources, Inc. (a)	267,892	27,346,415
Kosmos Energy Ltd.	786,869	10,418,146
Markwest Energy Partners LP	171,600	10,030,020
Noble Energy, Inc.	135,400	13,239,412
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.	448,200	$ 42,682,086
ONEOK Partners LP	74,954	4,097,735
Pioneer Natural Resources Co.	116,998	13,055,807
Targa Resources Corp.	231,280	10,511,676
Valero Energy Corp.	578,300	14,902,791
		191,073,103
TOTAL ENERGY		319,308,000
FINANCIALS - 2.8%
Capital Markets - 0.6%
GP Investments Ltd. (depositary receipt) (a)	1,387,358	3,912,973
Invesco Ltd.	759,751	20,262,559
JMP Group, Inc.	112,978	833,778
		25,009,310
Commercial Banks - 0.2%
First Republic Bank (a)	249,300	8,211,942
Consumer Finance - 0.3%
Mahindra & Mahindra Financial Services Ltd.	284,909	3,756,574
Shriram Transport Finance Co. Ltd.	624,642	7,380,346
		11,136,920
Diversified Financial Services - 0.5%
CME Group, Inc.	77,827	22,517,686
Real Estate Investment Trusts - 1.1%
American Tower Corp.	544,955	34,343,064
Public Storage	77,440	10,699,885
		45,042,949
Real Estate Management & Development - 0.1%
BR Malls Participacoes SA	182,600	2,379,065
TOTAL FINANCIALS		114,297,872
HEALTH CARE - 3.8%
Biotechnology - 1.1%
Aegerion Pharmaceuticals, Inc. (a)	123,800	1,712,154
Amgen, Inc.	182,100	12,380,979
Biogen Idec, Inc. (a)	188,600	23,757,942
Biovitrum AB (a)	2,298,821	7,782,955
		45,634,030
Health Care Equipment & Supplies - 0.2%
Edwards Lifesciences Corp. (a)	102,400	7,447,552
Health Care Providers & Services - 0.0%
Apollo Hospitals Enterprise Ltd.	158,827	1,995,451
Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)	152,407	8,018,132

	Shares	Value
Pharmaceuticals - 2.3%
Novo Nordisk A/S Series B	226,060	$ 31,390,051
Perrigo Co.	62,348	6,441,172
Valeant Pharmaceuticals International, Inc. (Canada) (a)	1,063,519	57,027,348
		94,858,571
TOTAL HEALTH CARE		157,953,736
INDUSTRIALS - 13.3%
Aerospace & Defense - 3.6%
Honeywell International, Inc.	273,716	16,710,362
Precision Castparts Corp.	275,500	47,633,950
TransDigm Group, Inc. (a)	197,148	22,821,852
United Technologies Corp.	725,956	60,210,791
		147,376,955
Air Freight & Logistics - 0.9%
United Parcel Service, Inc. Class B	462,040	37,295,869
Commercial Services & Supplies - 0.4%
Cintas Corp.	410,588	16,062,203
Electrical Equipment - 1.4%
AMETEK, Inc.	231,186	11,214,833
Polypore International, Inc. (a)(d)	77,302	2,717,938
Regal-Beloit Corp.	199,945	13,106,395
Roper Industries, Inc.	327,267	32,451,796
		59,490,962
Industrial Conglomerates - 1.6%
Danaher Corp.	1,196,335	66,994,760
Machinery - 1.8%
CLARCOR, Inc.	533,088	26,169,290
Graco, Inc.	178,062	9,447,970
Ingersoll-Rand PLC	958,764	39,644,891
		75,262,151
Professional Services - 2.2%
Advisory Board Co. (a)	233,250	20,670,615
Corporate Executive Board Co.	500,376	21,521,172
Equifax, Inc.	491,978	21,774,946
IHS, Inc. Class A (a)	219,288	20,536,321
Qualicorp SA	612,800	5,252,236
		89,755,290
Road & Rail - 0.1%
J.B. Hunt Transport Services, Inc.	75,600	4,110,372
Trading Companies & Distributors - 1.3%
MSC Industrial Direct Co., Inc. Class A	145,052	12,079,931
W.W. Grainger, Inc.	200,100	42,983,481
		55,063,412
TOTAL INDUSTRIALS		551,411,974
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 36.8%
Communications Equipment - 3.6%
Acme Packet, Inc. (a)	851,242	$ 23,426,180
QUALCOMM, Inc.	1,840,453	125,187,613
		148,613,793
Computers & Peripherals - 12.1%
Apple, Inc. (a)	777,506	466,091,522
SanDisk Corp. (a)	735,118	36,454,502
		502,546,024
Electronic Equipment & Components - 0.3%
Invensense, Inc. (d)	576,588	10,436,243
Internet Software & Services - 5.8%
Baidu.com, Inc. sponsored ADR (a)	263,793	38,453,106
Bankrate, Inc.	1,044,946	25,862,414
Cornerstone OnDemand, Inc.	311,410	6,801,194
Dice Holdings, Inc. (a)	694,712	6,481,663
Google, Inc. Class A (a)	113,190	72,581,956
InfoSpace, Inc. (a)	653,866	8,376,023
KIT Digital, Inc. (a)(d)	1,305,346	9,398,491
MercadoLibre, Inc.	107,742	10,536,090
SPS Commerce, Inc. (a)	244,958	6,584,471
Velti PLC (a)	924,100	12,521,555
VeriSign, Inc.	1,141,610	43,769,327
		241,366,290
IT Services - 3.1%
Accenture PLC Class A	865,792	55,843,584
Cognizant Technology Solutions Corp. Class A (a)	533,036	41,017,120
Heartland Payment Systems, Inc.	449,136	12,953,082
MasterCard, Inc. Class A	23,800	10,008,852
ServiceSource International, Inc.	610,484	9,450,292
		129,272,930
Semiconductors & Semiconductor Equipment - 4.0%
Analog Devices, Inc.	206,908	8,359,083
ARM Holdings PLC sponsored ADR	353,287	9,994,489
ASML Holding NV	225,700	11,316,598
Avago Technologies Ltd.	555,022	21,629,207
Broadcom Corp. Class A	986,929	38,786,310
Cirrus Logic, Inc. (a)	190,372	4,530,854
Ezchip Semiconductor Ltd. (a)	257,159	11,142,699
Linear Technology Corp.	309,000	10,413,300
Marvell Technology Group Ltd. (a)	918,041	14,440,785

	Shares	Value
PMC-Sierra, Inc. (a)	977,475	$ 7,067,144
Texas Instruments, Inc.	906,658	30,472,775
		168,153,244
Software - 7.9%
ANSYS, Inc. (a)	372,548	24,223,071
Ariba, Inc. (a)	1,009,965	33,035,955
Aspen Technology, Inc. (a)	60,185	1,235,598
Check Point Software Technologies Ltd. (a)	618,200	39,465,888
Citrix Systems, Inc. (a)	743,477	58,667,770
Computer Modelling Group Ltd.	502,700	8,012,561
Intuit, Inc.	618,656	37,199,785
Mitek Systems, Inc. (a)(d)	453,220	5,257,352
Oracle Corp.	623,576	18,183,476
Red Hat, Inc. (a)	263,700	15,792,993
salesforce.com, Inc. (a)	324,282	50,104,812
SolarWinds, Inc. (a)	378,634	14,634,204
VMware, Inc. Class A (a)	212,577	23,887,277
		329,700,742
TOTAL INFORMATION TECHNOLOGY		1,530,089,266
MATERIALS - 4.0%
Chemicals - 3.2%
CF Industries Holdings, Inc.	79,350	14,493,278
Ecolab, Inc.	299,900	18,509,828
FMC Corp.	253,627	26,848,954
Monsanto Co.	292,400	23,321,824
Praxair, Inc.	337,437	38,683,778
Sherwin-Williams Co.	109,200	11,866,764
		133,724,426
Metals & Mining - 0.8%
Kenmare Resources PLC (a)	4,600,347	3,690,165
Newmont Mining Corp.	526,705	27,004,165
		30,694,330
TOTAL MATERIALS		164,418,756
TELECOMMUNICATION SERVICES - 1.6%
Wireless Telecommunication Services - 1.6%
SBA Communications Corp. Class A (a)	472,000	23,982,320
TIM Participacoes SA sponsored ADR (d)	1,348,195	43,492,771
		67,475,091
UTILITIES - 0.5%
Gas Utilities - 0.5%
ONEOK, Inc.	269,785	22,030,643
TOTAL COMMON STOCKS (Cost $2,998,605,547)		4,060,675,844
Money Market Funds - 2.0%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	25,856,824	$ 25,856,824
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	59,089,147	59,089,147
TOTAL MONEY MARKET FUNDS (Cost $84,945,971)		84,945,971
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $3,083,551,518)		4,145,621,815
NET OTHER ASSETS (LIABILITIES) - 0.2%		6,395,931
NET ASSETS - 100%		$ 4,152,017,746
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,978,511 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,855
Fidelity Securities Lending Cash Central Fund	188,688
Total	$ 207,543
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 755,658,029	$ 755,658,029	$ -	$ -
Consumer Staples	378,032,477	378,032,477	-	-
Energy	319,308,000	319,308,000	-	-
Financials	114,297,872	114,297,872	-	-
Health Care	157,953,736	126,563,685	31,390,051	-
Industrials	551,411,974	551,411,974	-	-
Information Technology	1,530,089,266	1,530,089,266	-	-
Materials	164,418,756	164,418,756	-	-
Telecommunication Services	67,475,091	67,475,091	-	-
Utilities	22,030,643	22,030,643	-	-
Money Market Funds	84,945,971	84,945,971	-	-
Total Investments in Securities:	$ 4,145,621,815	$ 4,114,231,764	$ 31,390,051	$ -
Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $3,092,265,760. Net unrealized appreciation aggregated $1,053,356,055, of which $1,125,510,820 related to appreciated investment securities and $72,154,765 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2012

Exhibit EX-99.CERT

I, Kenneth B. Robins, certify that:

1. I have reviewed this report on Form N-Q of Variable Insurance Products Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a. Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b. Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c. Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based upon such evaluation; and

d. Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a. All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b. Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 30, 2012

/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

I, Christine Reynolds, certify that:

1. I have reviewed this report on Form N-Q of Variable Insurance Products Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a. Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b. Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c. Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based upon such evaluation; and

d. Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a. All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b. Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 30, 2012

/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer